SHARE CAPITAL AND SHARE PREMIUM - Summary of Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	May 13, 2021
Authorized:
Authorized, price per share (in dollars per share)			$ 0.0001
Issued and fully paid:
Issued and fully paid, price per share (in dollars per share)			$ 0.0001
363,822,069 (2022: 330,134,480) ordinary shares of $0.0001 each	$ 36	$ 33
Ordinary Shares
Authorized:
Authorized (in shares)	2,000,000,000	2,000,000,000
Authorized, price per share (in dollars per share)	$ 0.0001	$ 0.0001
2,000,000,000 shares of $0.0001 each	$ 200	$ 200
Issued and fully paid:
Issued and fully paid (in shares)	363,822,069	330,134,480
Issued and fully paid, price per share (in dollars per share)	$ 0.0001	$ 0.0001
363,822,069 (2022: 330,134,480) ordinary shares of $0.0001 each	$ 36	$ 33